Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 11,725	$ 210,204	$ (3,490)	$ 54	$ 4,643	$ (149)	$ (46,163)	$ 176,824
Net income							(5,749)	(5,749)
Other comprehensive income (loss)				(496)		420		(76)
Tax effect
Total comprehensive income (loss)				(496)		420	(5,749)	(5,825)
Exercise and forfeiture of share-based payment into shares	6	115			(115)			6
Cost of share-based payment					504			504
Balance at Jun. 30, 2022	11,731	210,319	(3,490)	(442)	5,097	271	(51,912)	171,574
Balance at Dec. 31, 2021	11,725	210,204	(3,490)	54	4,643	(149)	(46,163)	176,824
Net income							(2,321)	(2,321)
Other comprehensive income (loss)				(142)		497		355
Tax effect
Total comprehensive income (loss)				(142)		497	(2,321)	(1,966)
Exercise and forfeiture of share-based payment into shares	9	291			(291)			9
Cost of share-based payment					1,153			1,153
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Balance at Mar. 31, 2022	11,728	210,269	(3,490)	12	4,771	(149)	(47,991)	175,150
Net income							(3,921)	(3,921)
Other comprehensive income (loss)				(454)		420		(34)
Tax effect
Total comprehensive income (loss)				(454)		420	(3,921)	(3,955)
Exercise and forfeiture of share-based payment into shares	3	50			(50)			3
Cost of share-based payment					376			376
Balance at Jun. 30, 2022	11,731	210,319	(3,490)	(442)	5,097	271	(51,912)	171,574
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income							3	3
Other comprehensive income (loss)				21		76		97
Tax effect
Total comprehensive income (loss)				21		76	3	100
Exercise and forfeiture of share-based payment into shares	3	232			(232)			3
Cost of share-based payment					629			629
Balance at Jun. 30, 2023	11,737	210,727	(3,490)	(67)	5,902	424	(48,481)	176,752
Balance at Mar. 31, 2023	11,736	210,665	(3,490)	(99)	5,750	539	(50,293)	174,808
Net income							1,812	1,812
Other comprehensive income (loss)				32		(115)		(83)
Tax effect
Total comprehensive income (loss)				32		(115)	1,812	1,729
Exercise and forfeiture of share-based payment into shares	1	62			(62)			1
Cost of share-based payment					214			214
Balance at Jun. 30, 2023	$ 11,737	$ 210,727	$ (3,490)	$ (67)	$ 5,902	$ 424	$ (48,481)	$ 176,752